Filed Pursuant to Rule 497(e)
                                              1933 Act Registration No. 33-10207



                       SUPPLEMENT DATED SEPTEMBER 30, 1998
                      TO THE PROSPECTUS DATED MARCH 1, 1998
                                       OF
     IAI LATIN AMERICA FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS III, INC.)


As a result of a shareholder vote to dissolve and liquidate IAI Latin America Fund, on September 23, 1998, the Fund has essentially ceased operations and expects to distribute proceeds in October 1998.